Accounts receivable and allowance for credit losses (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,285,340	¥ 23,518,435	¥ 23,714,517
Less: allowance for credit losses
Accounts receivable, net	$ 3,285,340	¥ 23,518,435	¥ 23,714,517